Long-term provisions (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of other provisions [line items]
Balance at beginning of year	R 18,779	R 21,873
Capitalised in property, plant and equipment and assets under construction	350	742
Long-term incentive scheme converted to equity settled (note 35)		(645)
Reduction in capitalised rehabilitation provision	(1,433)	(2,153)
Reclassification from other liabilities		8
Per the income statement	(596)	228
additional provisions and changes to existing provisions	401	387
reversal of unutilised amounts	(194)	(185)
effect of change in discount rate	(803)	26
Notional interest	962	834
Utilised during year (cash flow)	(729)	(969)
Foreign exchange differences recognised in income statement	251	(733)
Translation of foreign operations	143	(406)
Balance at end of year	17,727	18,779
Environmental
Disclosure of other provisions [line items]
Balance at beginning of year	15,716	17,128
Capitalised in property, plant and equipment and assets under construction	350	742
Reduction in capitalised rehabilitation provision	(1,433)	(2,153)
Per the income statement	(756)	339
additional provisions and changes to existing provisions	241	493
reversal of unutilised amounts	(194)	(180)
effect of change in discount rate	(803)	26
Notional interest	953	824
Utilised during year (cash flow)	(249)	(164)
Foreign exchange differences recognised in income statement	225	(662)
Translation of foreign operations	127	(338)
Balance at end of year	14,933	15,716
Share-based payments
Disclosure of other provisions [line items]
Balance at beginning of year	885	2,515
Long-term incentive scheme converted to equity settled (note 35)		(645)
Per the income statement	655	(237)
additional provisions and changes to existing provisions	655	(237)
Utilised during year (cash flow)	(437)	(748)
Foreign exchange differences recognised in income statement	(1)
Translation of foreign operations	(1)
Balance at end of year	1,101	885
Other
Disclosure of other provisions [line items]
Balance at beginning of year	2,178	2,230
Reclassification from other liabilities		8
Per the income statement	(495)	126
additional provisions and changes to existing provisions	(495)	131
reversal of unutilised amounts		(5)
Notional interest	9	10
Utilised during year (cash flow)	(43)	(57)
Foreign exchange differences recognised in income statement	27	(71)
Translation of foreign operations	17	(68)
Balance at end of year	R 1,693	R 2,178